Accumulated other comprehensive income (loss) - Schedule of Accumulated Other Comprehensive Income (loss) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019	Jan. 01, 2018
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance	$ 3,697,522	$ 3,320,100
Other comprehensive income (loss)	18,973	(24,356)
Amounts reclassified from AOCI to the consolidated statement of operations	(7,107)	(4,343)
Other comprehensive income (loss), net of tax	11,866	(28,699)
OCI attributable to the non-controlling interests	(2,428)	1,481
Net current period OCI attributable to shareholders of APUC	9,438	(27,218)
Ending Balance	4,406,595	3,697,522
Foreign currency cumulative translation
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance	(74,189)	(47,701)
Other comprehensive income (loss)	7,795	(27,969)
Amounts reclassified from AOCI to the consolidated statement of operations	0	0
Other comprehensive income (loss), net of tax	7,795	(27,969)
OCI attributable to the non-controlling interests	(2,428)	1,481
Net current period OCI attributable to shareholders of APUC	5,367	(26,488)
Ending Balance	(68,822)	(74,189)
Unrealized gain on cash flow hedges
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance	64,333	55,366
Other comprehensive income (loss)	19,177	1,567
Amounts reclassified from AOCI to the consolidated statement of operations	(8,597)	(4,257)
Other comprehensive income (loss), net of tax	10,580	(2,690)
OCI attributable to the non-controlling interests	0	0
Net current period OCI attributable to shareholders of APUC	10,580	(2,690)
Ending Balance	75,099	64,333
Pension and post-employment actuarial changes
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance	(9,529)	(10,457)
Other comprehensive income (loss)	(7,999)	2,046
Amounts reclassified from AOCI to the consolidated statement of operations	1,490	(86)
Other comprehensive income (loss), net of tax	(6,509)	1,960
OCI attributable to the non-controlling interests	0	0
Net current period OCI attributable to shareholders of APUC	(6,509)	1,960
Ending Balance	(16,038)	(9,529)
Total
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance	(19,385)	(2,792)
Ending Balance	$ (9,761)	$ (19,385)
Accounting Standards Update 2018-02
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Adoption of ASU 2017-12 on hedging (note 2(a))				$ 10,625
Accounting Standards Update 2018-02 | Foreign currency cumulative translation
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Adoption of ASU 2017-12 on hedging (note 2(a))				0
Accounting Standards Update 2018-02 | Unrealized gain on cash flow hedges
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Adoption of ASU 2017-12 on hedging (note 2(a))				11,657
Accounting Standards Update 2018-02 | Pension and post-employment actuarial changes
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Adoption of ASU 2017-12 on hedging (note 2(a))				$ (1,032)
Accounting Standards Update 2017-12
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Adoption of ASU 2017-12 on hedging (note 2(a))			$ 186
Accounting Standards Update 2017-12 | Foreign currency cumulative translation
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Adoption of ASU 2017-12 on hedging (note 2(a))			0
Accounting Standards Update 2017-12 | Unrealized gain on cash flow hedges
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Adoption of ASU 2017-12 on hedging (note 2(a))			186
Accounting Standards Update 2017-12 | Pension and post-employment actuarial changes
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Adoption of ASU 2017-12 on hedging (note 2(a))			$ 0